UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06669

Name of Fund:    BlackRock Capital Appreciation Fund, Inc.

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Capital Appreciation Fund, Inc., 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2013

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.3%
Precision Castparts Corp.	470,645	$106,370,476
United Technologies Corp.	752,162	69,905,936

		176,276,412
Airlines — 1.0%
United Continental Holdings, Inc. (a)	1,313,533	41,100,448
Biotechnology — 3.7%
Alexion Pharmaceuticals, Inc. (a)	227,947	21,025,831
Gilead Sciences, Inc. (a)(b)	1,559,025	79,837,670
United Therapeutics Corp. (a)(b)	737,435	48,537,972

		149,401,473
Commercial Banks — 0.8%
U.S. Bancorp	854,400	30,886,560
Communications Equipment — 2.1%
Cisco Systems, Inc.	3,484,750	84,714,273
Consumer Finance — 1.7%
Discover Financial Services	1,498,898	71,407,501
Diversified Financial Services — 2.0%
CME Group, Inc.	466,558	35,449,077
Moody’s Corp.	793,603	48,354,231

		83,803,308
Electrical Equipment — 3.5%
Eaton Corp. PLC	1,402,980	92,330,114
Roper Industries, Inc.	403,777	50,157,179

		142,487,293
Energy Equipment & Services — 2.1%
FMC Technologies, Inc. (a)(b)	1,558,789	86,793,371
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	1,164,021	66,558,721
Food Products — 2.3%
Mead Johnson Nutrition Co.	661,846	52,438,059
Mondelez International, Inc., Class A	1,411,852	40,280,137

		92,718,196
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	2,964,394	103,398,063
Intuitive Surgical, Inc. (a)(b)	104,226	52,798,807

		156,196,870
Health Care Providers & Services — 1.6%
Catamaran Corp. (a)	1,355,764	66,052,822
Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	416,132	22,025,867
Industrial Conglomerates — 1.2%
Danaher Corp.	757,829	47,970,576
Insurance — 1.6%
American International Group, Inc. (a)	1,444,631	64,575,006
Internet & Catalog Retail — 5.9%
Amazon.com, Inc. (a)	581,692	161,530,051
Expedia, Inc.	1,296,127	77,962,039

		239,492,090
Internet Software & Services — 13.0%
eBay, Inc. (a)	2,437,471	126,066,000

Common Stocks	Shares	Value
Internet Software & Services (concluded)
Equinix, Inc. (a)(b)	250,938	$46,353,267
Google, Inc., Class A (a)	291,516	256,641,941
LinkedIn Corp., Class A (a)(b)	403,929	72,020,541
Yandex NV (a)	1,118,943	30,916,395

		531,998,144
IT Services — 7.8%
Alliance Data Systems Corp. (a)(b)	281,322	50,927,722
Gartner, Inc. (a)(b)	987,643	56,285,775
Mastercard, Inc., Class A	102,323	58,784,563
Visa, Inc., Class A	824,303	150,641,373

		316,639,433
Media — 13.2%
Comcast Corp., Class A	2,047,381	85,744,316
Liberty Global PLC, Class A (a)	1,316,958	97,560,249
Sirius XM Radio, Inc. (b)	29,474,557	98,739,766
Time Warner, Inc.	1,060,738	61,331,871
Viacom, Inc., Class B	1,571,373	106,931,933
The Walt Disney Co.	1,419,472	89,639,657

		539,947,792
Oil, Gas & Consumable Fuels — 2.3%
Cabot Oil & Gas Corp.	299,867	21,296,554
EOG Resources, Inc.	248,376	32,706,152
Gulfport Energy Corp. (a)(b)	838,745	39,479,727

		93,482,433
Personal Products — 1.8%
The Estee Lauder Cos., Inc., Class A	1,110,007	73,005,160
Pharmaceuticals — 5.8%
AbbVie, Inc.	2,308,714	95,442,237
Allergan, Inc.	1,046,050	88,119,252
Valeant Pharmaceuticals International, Inc. (a)	615,858	53,013,057

		236,574,546
Professional Services — 1.3%
Verisk Analytics, Inc., Class A (a)	891,707	53,234,908
Road & Rail — 1.8%
Union Pacific Corp.	475,262	73,323,421
Software — 5.8%
Autodesk, Inc. (a)	912,627	30,974,560
Citrix Systems, Inc. (a)	662,719	39,981,837
Microsoft Corp.	3,031,614	104,681,631
Splunk, Inc. (a)	1,298,708	60,208,103

		235,846,131
Specialty Retail — 3.3%
CarMax, Inc. (a)	757,129	34,949,075
The Home Depot, Inc.	1,276,212	98,868,144

		133,817,219
Textiles, Apparel & Luxury Goods — 3.9%
NIKE, Inc., Class B	672,405	42,818,750
Ralph Lauren Corp.	382,013	66,370,939
Under Armour, Inc., Class A (a)(b)	818,748	48,887,443

		158,077,132

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2013	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors — 0.6%
United Rentals, Inc. (a)(b)	523,443	$26,125,040
Total Long-Term Investments (Cost — $3,455,087,928) — 100.3%		4,094,532,146

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (c)(d)	31,671,744	31,671,744

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC, Money Market Series, 0.21% (c)(d)(e)	$294,202	$294,202,204
Total Short-Term Securities (Cost — $325,873,948) — 8.0%		325,873,948
Total Investments (Cost — $3,780,961,876*) — 108.3%		4,420,406,094
Liabilities in Excess of Other Assets — (8.3)%		(337,195,885)

Net Assets — 100.0%		$4,083,210,209

Notes to Schedule of Investments

*	As of June 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,792,519,405

Gross unrealized appreciation	$676,959,122
Gross unrealized depreciation	(49,072,433)

Net unrealized appreciation	$627,886,689

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2012	Net Activity	Shares/Beneficial Interest Held at June 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	28,521,348	3,150,396	31,671,744	$18,100
BlackRock Liquidity Series, LLC Money Market Series	$488,681,735	$(194,479,531)	$294,202,204	$2,927,619

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

2	BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2013

Schedule of Investments (concluded)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$4,094,532,146	—	—	$4,094,532,146
Short-Term Securities	31,671,744	$294,202,204	—	325,873,948
Total	$4,126,203,890	$294,202,204	—	$4,420,406,094

[1]	See above Schedule of Investments for values in each industry.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, collateral on securities loaned at value of $294,202,204 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BLACKROCK CAPITAL APPRECIATION FUND, INC.	JUNE 30, 2013	3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Capital Appreciation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Capital Appreciation Fund, Inc.

Date: August 23, 2013